Postretirement Benefits (Total Cost Of Retirement Plans Charged To Operations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plans	$ 3,552	$ 3,617	$ 3,511
Defined Benefit Pension Plans	$ 20,952	$ 18,948	$ 17,912